INVESTMENTS IN EQUITY INVESTEES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Jun. 30, 2018
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 52,708			$ 53,389
Payments to Acquire Equity Method Investments		740	$ 4,212
Equity Method Investments, Fair Value Disclosure	$ 2,345
Beijing Hollysys Intelligent Technologies Co [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal		4,748
Noncontrolling Interest, Ownership Percentage by Parent				100.00%
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure		$ 4,378
Ningbo Hollysys [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				40.00%
Beijing EMCC Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	7,188
Payments to Acquire Equity Method Investments	$ 4,062
Noncontrolling Interest, Ownership Percentage by Parent	25.00%
Finite-Lived Intangible Assets [Member] | Beijing EMCC Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 3,126